Equity Method Investment (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 CNY (¥)
Equity Method Investment (Details) [Line Items]
Equity method investment	$ 29,674,764	$ 29,689,813
Purchased frozen shrimp	14,040,989	17,187,000
Loss on equity method investments	$ (708,020)	(156,085)	(486,803)
Global Deep Ocean [Member]
Equity Method Investment (Details) [Line Items]
Joint venture registered capital		156,800,000		¥ 1,000
Percentage of shares	20.00%
Loss on equity method investments	$ 708,020	156,085	$ 486,803
Pingtan Fishing [Member]
Equity Method Investment (Details) [Line Items]
Joint venture registered capital		$ 31,400,000		¥ 200